United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  Quarter ended 6/30/09

Item 1.                      Schedule of Investments

Federated Fund For U.S. Government Securities

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--93.5%
		Federal Home Loan Mortgage Corporation--53.7%
$92,804,630	1	4.500%, 6/1/2019 - 7/1/2039	$94,105,545
112,145,727	1	5.000%, 2/1/2019 - 7/1/2039	115,324,222
137,190,505	1	5.500%, 5/1/2016 - 7/1/2039	142,278,356
29,928,748		6.000%, 10/1/2017 - 10/1/2038	31,399,441
10,500,483		6.500%, 10/1/2037 - 10/1/2038	11,175,168
696,567		7.000%, 12/1/2031	760,124
1,752,780		7.500%, 9/1/2013 - 8/1/2031	1,924,027
283,548		8.000%, 12/1/2029	314,043
27		12.500%, 10/1/2012	29
21		13.750%, 1/1/2011	23
578		14.750%, 8/1/2011	627
340		15.500%, 8/1/2011	389
		TOTAL	397,281,994
		Federal National Mortgage Association--34.9%
4,874,495		4.500%, 12/1/2019	5,057,862
78,061,151		5.000%, 6/1/2023 - 11/1/2035	80,229,234
54,253,369		5.500%, 12/1/2013 - 9/1/2037	56,194,243
80,488,808		6.000%, 10/1/2028 - 4/1/2038	84,765,414
27,427,676		6.500%, 4/1/2029 - 8/1/2037	29,271,296
2,051,640		7.000%, 8/1/2028 - 1/1/2032	2,245,015
163,888		7.500%, 1/1/2030 - 10/1/2031	179,648
3,868		11.000%, 10/1/2010	3,976
3,617		11.750%, 10/1/2015	4,210
23		12.000%, 1/1/2013	25
1,459		12.750%, 8/1/2014	1,666
526		13.000%, 8/1/2015	627
3,073		15.000%, 10/1/2012	3,512
		TOTAL	257,956,728
		Government National Mortgage Association--4.9%
19,800,809		5.000%, 11/20/2038 - 7/20/2039	20,150,167
7,099,207		5.500%, 12/20/2038	7,336,310
6,122,735		6.000%, 9/20/2038	6,390,127
1,687,099		7.500%, 12/15/2023 - 7/15/2030	1,849,768
234,571		8.250%, 5/15/2030 - 10/15/2030	263,634
133,283		8.375%, 8/15/2030	149,581
185,220		8.500%, 12/15/2029	209,211
333		11.250%, 9/20/2015	385
		TOTAL	36,349,183
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $659,898,121)	691,587,905
		COLLATERALIZED MORTGAGE OBLIGATIONS--11.3%
		Federal Home Loan Mortgage Corporation--3.8%
11,329,199		0.649%, 5/15/2036, REMIC 3160 FD	11,192,385
7,502,063		0.629%, 6/15/2036, REMIC 3175 FE	7,409,439
6,438,312		0.699%, 7/15/2036, REMIC 3179 FP	6,380,021
2,803,804		0.719%, 8/15/2036, REMIC 3206 FE	2,766,593
		TOTAL	27,748,438
		Federal National Mortgage Association--2.7%
1,805,553		0.564%, 10/25/2031, REMIC 2005-63 FC	1,768,326
2,862,938		0.714%, 6/25/2036, REMIC 2006-43 FL	2,829,464
8,352,734		0.614%, 7/25/2036, REMIC 2006-58 FP	8,243,964
3,386,416		0.664%, 9/25/2036, REMIC 2006-81 FB	3,350,312
3,713,581		0.694%, 10/25/2036, REMIC 2006-93 FM	3,647,331
		TOTAL	19,839,397
		Non-Agency Mortgage--4.8%
6,776,968		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	5,274,106
3,781,143		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	3,547,743
3,823,295		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	3,278,575
5,759,284		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.513%, 5/19/2047	2,315,388
5,853,986		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	4,655,490
5,781,152		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	4,597,567
6,555,357		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	5,091,776
5,349	2,3	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	3,663
655,439	2,3	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	516,551
7,215,004	2,3	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	302,164
4,920,402	2,3	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	501,389
6,010,070		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	4,566,260
3,752,301		Washington Mutual 2006-AR1, Class 2A1B, 2.410%, 1/25/2046	1,197,316
		TOTAL	35,847,988
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $97,490,704)	83,435,823
		MUTUAL FUND--4.3%
31,768,005	4,5	Government Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	31,768,005
		REPURCHASE AGREEMENT--1.1%
$8,163,000	6	Interest in $28,809,000 joint repurchase agreement 0.24%, dated 6/18/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $28,815,146 on 7/20/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 6/1/2035 and the market value of the underlying security was $29,387,727 (segregated pending settlement of dollar-roll transactions). (AT COST)	8,163,000
		TOTAL INVESTMENTS—110.2% (IDENTIFIED COST $797,319,830)7	814,954,733
		OTHER ASSETS AND LIABILITIES – NET– (10.2)%8	(75,623,107)
		TOTAL NET ASSETS—100%	$739,331,626

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $1,323,767, which represented 0.2% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Board of Trustees (the “Trustees”), held at June 30, 2009, is as follows:

	Security	Acquisition Date	Acquisition Cost	Market Value
	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$ 4,708	$ 3,663
	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$ 531,747	$516,551
	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 - 5/25/1999	$ 239,027	$302,164
	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$1,001,721	$501,389
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated company.
5	7-Day net yield.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7
At June 30, 2009, the cost of investments for federal tax purposes was $797,319,830. The net unrealized appreciation of investments for federal tax purposes was $17,634,903. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,542,156 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,907,253.

8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2009.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Debt Securities
Collateralized Mortgage Obligations	$---	$82,112,056	$1,323,767
Mortgage-Backed Securities	---	691,587,905	---
Mutual Fund	31,768,005	---	---
Repurchase Agreement	---	8,163,000	---
TOTAL	$31,768,005	$781,862,961	$1,323,767

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of April 1, 2009	$ 1,384,553
Realized gain (loss)	8,846
Change in unrealized appreciation (depreciation)	$28,715
Net purchases (sales)	(98,347)
Balance as of June 30, 2009	$ 1,323,767

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

Federated Real Return Bond Fund

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value
		MUTUAL FUNDS--99.3%1
2,255,854		Federated Inflation-Protected Securities Core Fund	$23,460,885
112,886		High Yield Bond Portfolio	620,875
631,452	2	Prime Value Obligations Fund, Institutional Shares, 0.72%	631,452
		TOTAL INVESTMENTS – 99.3% (IDENTIFIED COST $24,406,802)3	24,713,212
		OTHER ASSETS AND LIABILITIES – NET– 0.7%4	176,501
		TOTAL NET ASSETS – 100%	$24,889,713

	At June 30, 2009, the Fund had the following open swap contracts:
	Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 6/30/20095	Notional Amount	Market Value	Upfront Premiums Received	Unrealized Appreciation
	Goldman Sachs & Co.	Series 11 Investment Grade CDX Index	Sell	1.50%	12/20/2013	1.15%	$2,000,000	$(14,956)	$(44,146)	$29,190
	Merrill Lynch, Pierce, Fenner & Smith	Series 11 Investment Grade CDX Index	Sell	1.50%	12/20/2013	1.15%	$2,000,000	$(14,956)	$(43,414)	$28,458
	TOTAL UNREALIZED APPRECIATION OF CREDIT DEFAULT SWAPS									$57,648

	Unrealized Appreciation on the Swap Contracts is included in “Other Assets and Liabilities – Net”.

1	Affiliated companies.
2	7-Day net yield.
3
At June 30, 2009, the cost of investments for federal tax purposes was $24,406,802. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from swap contracts was $306,410. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $306,410.

4	Assets, other than investments in securities, less liabilities.
5
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note:  The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Mutual Funds	$24,713,212	$---	$---	$24,713,212
Other Financial Instruments*	$---	$57,648	$---	$57,648

*Other financial instruments include swap contracts.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009